Stock-Based Compensation	12 Months Ended
Dec. 31, 2023
Stock-Based Compensation
Stock-Based Compensation

7. Stock-Based Compensation

In March 2014, the Company adopted the 2014 Share Incentive Plan (the “2014 Plan”), which included the remaining 4.6 million shares from the terminated 2010 Share Incentive Plan, plus an additional 1.0 million shares. On January 1, 2015, shares in the 2014 Plan, which has a term life of ten years, were allowed a one-time increase in the amount equal to 10% of the total number of Weibo shares issued and outstanding on a fully-diluted basis as of December 31, 2014. In March 2023, the Company adopted the 2023 Share Incentive Plan (the “2023 Plan”), which included the sum of 10,000,000 shares and all ordinary shares reserved but unissued as of February 28, 2023 under the 2014 Plan. Each share in the 2014 Plan pool and 2023 Plan pool allows for a grant of a restricted share unit or option share. The Company intends to use such share incentive plan to attract and retain employee talents. Stock-based compensation related to the grants is amortized generally over four years on a straight-line basis (generally one year for performance-based restricted shares).

The following table sets forth the stock-based compensation included in each of the relevant accounts:

	Year Ended December 31,
	2021*	2022*	2023*

	(In US$ thousands)
Cost of revenues	$8,112	$9,417	$8,933
Sales and marketing	15,292	18,910	16,528
Product development	43,622	55,294	51,441
General and administrative	20,970	28,092	24,229
	$87,996	$111,713	$101,131
*	Excluded non-cash stock-based compensation of US$7.9 million, US$9.3 million and US$8.1 million to SINA employees charged through Amount due from SINA in 2021, 2022 and 2023, respectively.

7. Stock-Based Compensation (Continued)

The following table sets forth a summary of the number of shares available for issuance:

Shares Available
(In thousands)
December 31, 2020	12,495
Addition	—
Granted*	(5,752)
Cancelled/expired/forfeited	692
December 31, 2021	7,435
Addition	—
Granted*	(4,642)
Cancelled/expired/forfeited	770
December 31, 2022	3,563
Addition	10,000
Granted*	(3,971)
Cancelled/expired/forfeited	351
December 31, 2023	9,943

*For the years ended December 31, 2021, 2022 and 2023, 5.8 million, 1.8 million and 1.8 million restricted share units were granted, respectively. Options of nil, 2.8 million and 2.2 million were granted during 2021, 2022 and 2023, respectively.

Stock Options

The following table sets forth a summary of option activities under the Company’s stock option program:

			Weighted Average
	Options	Weighted Average	Remaining	Aggregate
	Outstanding	Exercise Price	Contractual Life	Intrinsic Value
	(In thousands)	(In US$)	(In years)	(In US$ thousands)
December 31, 2020	551	$28.85	5.8	$6,683
Granted	—	$—
Exercised	(105)	$12.70
Cancelled/expired/forfeited	(59)	$32.68
December 31, 2021	387	$32.68	5.6	$—
Granted	2,750	$21.15
Exercised	—	$—
Cancelled/expired/forfeited	(118)	$24.12
December 31, 2022	3,019	$22.51	6.0	$—
Granted	2,187	$3.87
Exercised	—	$—
Cancelled/expired/forfeited	(98)	$22.07
December 31, 2023	5,108	$14.54	5.7	$15,390

Vested and expected to vest as of December 31, 2022	2,752	$22.54	6.0	$—
Exercisable as of December 31, 2022	172	$32.68	4.6	$—

Vested and expected to vest as of December 31, 2023	4,686	$14.68	5.7	$13,905
Exercisable as of December 31, 2023	1,226	$23.44	4.9	$—

7. Stock-Based Compensation (Continued)

Stock Options (Continued)

The total intrinsic value of options exercised for the years ended December 31, 2021, 2022 and 2023 was US$4.0 million, nil and nil, respectively. The intrinsic value is calculated as the difference between the market value on the date of exercise and the exercise price of the shares. As reported by the NASDAQ Global Selected Market, the Company’s ending stock price as of December 31, 2022 and 2023 was US$19.12 and US$10.95, respectively. Cash received from the exercise of stock options during the years ended December 31, 2021, 2022 and 2023 was US$1.3 million,nil and nil, respectively. As of December 31, 2022 and 2023, unrecognized compensation cost (adjusted for estimated forfeitures), related to non-vested stock options granted to the Company’s employees and directors was US$20.5 million and US$30.5 million, respectively. As of December 31, 2023, total unrecognized compensation cost is expected to be recognized over a weighted-average period of 2.9 years and may be adjusted for future changes in estimated forfeitures.

Information regarding stock options outstanding is summarized below:

		Weighted		Weighted	Weighted Average
	Options	Average	Options	Average	Remaining
Range of Exercise Prices	Outstanding	Exercise Price	Exercisable	Exercise Price	Contractual Life
	(In thousands)	(In US$)	(In thousands)	(In US$)	(In years)
As of December 31, 2022
US$ 32.68	356	$32.68	172	$32.68	4.6
US$ 21.15	2,663	$21.15	—	$—	6.2
	3,019	$22.51	172	$32.68	6.0
As of December 31, 2023
US$ 32.68	328	$32.68	243	$32.68	3.6
US$ 21.15	2,606	$21.15	983	$21.15	5.2
US$ 3.87	2,174	$3.87	—	$—	6.5
	5,108	$14.54	1,226	$23.44	5.7

No option was granted during the year ended December 31, 2021. The fair value of the options granted during the years ended December 31, 2022 and 2023 is estimated on the measurement date using the Black-Scholes model by applying the assumptions below:

	For the years ended December 31,
	2022	2023
Fair value of ordinary shares (US$)	21.15	11.51-13.1
Expected volatility range	53%	54.77%-55.77%
Risk-free interest rate (per annum)	2.17%	4.42%-4.82%
Expected dividend yield	—	—
Expected term (in years)	4.66	4.66

The expected volatility is assumed based on the historical volatility of the Company in the period equal to the expected life of each grant. The risk-free interest rate is based on the yields of United States Treasury securities with maturities similar to the expected life of the options in effect on the measurement date. The expected term of options is based on management’s estimate on timing of exercise of options.

7. Stock-Based Compensation (Continued)

Restricted Share Units

Summary of Performance-Based Restricted Share Units without Market Condition

The following table sets forth a summary of performance-based restricted share unit activities without market condition:

		Weighted-Average
		Grant Date
	Shares Granted	Fair Value
	(In thousands)	(In US$)
December 31, 2020	17	$36.49
Awarded	15	$54.08
Vested	(2)	$38.78
Cancelled	(19)	$40.63
December 31, 2021	11	$54.17
Awarded	—	$—
Vested	(9)	$54.17
Cancelled	(2)	$54.17
December 31, 2022	—	$—
Awarded	—	$—
Vested	—	$—
Cancelled	—	$—
December 31, 2023	—	$—

As of December 31, 2022 and 2023, there was no unrecognized compensation cost (adjusted for estimated forfeitures), related to performance-based restricted share units without market condition granted to the Company’s employees, respectively.

7. Stock-Based Compensation (Continued)

Restricted Share Units (Continued)

Summary of Performance-Based Restricted Share Units with Market Condition

The following table sets forth a summary of performance-based restricted share unit activities with market condition:

		Weighted-
		Average
	Shares	Grant Date
	Granted	Fair Value
	(In thousands)	(In US$)
December 31, 2021	—	$—
Awarded	1,640	$8.43
Vested	—	$—
Cancelled	—	$—
December 31, 2022	1,640	$8.43
Awarded	1,640	$9.66
Vested	—	$—
Cancelled	—	$—
December 31, 2023	3,280	$9.04

As of December 31,2022 and 2023, unrecognized compensation cost (adjusted for estimated forfeitures) was US$4.7 million and US$1.7 million, which was related to non-vested performance-based restricted share units with market condition granted to the Company’s management. As of December 31,2022 and 2023, the cost is expected to be recognized over a weighted-average period of 0.4 years and 0.4 years, respectively. No share was vested during the year ended December 31, 2022 and 2023, respectively.

Summary of Service-Based Restricted Share Units

The following table sets forth a summary of service-based restricted share unit activities:

		Weighted-
		Average
	Shares	Grant Date
	Granted	Fair Value
	(In thousands)	(In US$)
December 31, 2020	4,324	$41.86
Awarded	5,737	$47.95
Vested	(1,608)	$45.66
Cancelled	(614)	$44.02
December 31, 2021	7,839	$45.37
Awarded	252	$20.59
Vested	(2,330)	$47.09
Cancelled	(651)	$42.69
December 31, 2022	5,110	$43.71
Awarded	144	$17.27
Vested	(2,191)	$43.04
Cancelled	(253)	$38.66
December 31, 2023	2,810	$43.37

As of December 31, 2022 and 2023, unrecognized compensation cost (adjusted for estimated forfeitures) was US$162.0 million and US$84.0 million, respectively, which was related to non-vested service-based restricted share units granted to the Company’s employees and directors. As of December 31,2022 and 2023, this cost is expected to be recognized over a weighted-average period of 2.5 years and 1.7 years, respectively. The total fair value based on the grant date of the restricted share units vested was US$73.4 million, US$109.7 million and US$94.3 million for the years ended December 31, 2021, 2022 and 2023, respectively.